SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 104,294	$ 340,078	$ 16,765
Legal and professional	47,200	72,048	55,081
Other	128,193	119,773	4,219
Total prepaid expenses and other current assets	$ 279,686	$ 531,899	$ 76,065